Columbia Minnesota Tax-Exempt Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.4%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,009,833
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,108,333
Revenue Bonds
Subordinated Series 2024A
01/01/2054	4.000%	2,500,000	2,201,600
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,105,396
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2049	5.250%	2,000,000	2,039,217
Total			11,464,379
Assisted Living 0.5%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	3,000,000	2,274,146
Charter Schools 9.6%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	925,000	908,172
07/01/2047	4.250%	1,000,000	862,079
07/01/2052	4.375%	2,255,000	1,902,269
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	991,798
07/01/2045	5.000%	2,070,000	1,931,622
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	400,133
07/01/2050	5.500%	1,500,000	1,500,063
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,800,000	1,658,007
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	1,000,945
08/01/2050	5.375%	3,600,000	3,529,430
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,265,564
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,091,288
07/01/2056	4.000%	1,080,000	820,449
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,579,396
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,370,015
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2056	4.000%	4,470,000	2,929,920
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	368,831
07/01/2055	5.000%	1,410,000	1,072,173
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	2,858,995
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	962,911

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,817,586
06/15/2054	5.000%	1,000,000	892,176
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	410,000
12/01/2050	4.000%	550,000	563,750
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,184,970
City of Woodbury(c)
Refunding Revenue Bonds
Math and Science Academy
Series 2025
06/01/2063	5.500%	1,000,000	927,177
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,003,485
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,602,900
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	744,975
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	923,093
09/01/2047	4.125%	1,400,000	1,181,204
Series 2021
09/01/2031	4.000%	350,000	338,631
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	125,000	120,644
03/01/2043	4.625%	1,000,000	845,831
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	644,129
08/01/2046	4.250%	2,935,000	2,482,658
Total			45,687,269
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	907,249
Higher Education 8.1%
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	486,941
03/01/2039	4.000%	500,000	485,554
03/01/2040	4.000%	1,000,000	953,740
03/01/2047	4.000%	2,500,000	2,287,103
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,001,054
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,794,417
10/01/2047	5.000%	2,000,000	1,954,659
Macalester College
Series 2017
03/01/2042	4.000%	900,000	863,479
03/01/2048	4.000%	600,000	543,023
Series 2021
03/01/2040	3.000%	365,000	306,882
03/01/2043	3.000%	325,000	258,539
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	525,480
10/01/2038	4.000%	920,000	823,065
10/01/2045	5.000%	2,500,000	2,343,661
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	745,071
12/01/2032	5.000%	1,000,000	1,006,565
Series 2016-8N
10/01/2035	4.000%	500,000	500,257
University of St. Thomas
Series 2016-8-L
04/01/2039	4.000%	2,000,000	1,881,357
Series 2017A
10/01/2035	4.000%	800,000	803,171
10/01/2037	4.000%	750,000	747,203
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,741,628
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	826,860
College of St. Scholastica
Series 2012
12/01/2032	4.000%	350,000	327,210
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,284,824
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	372,111
10/01/2032	5.000%	645,000	648,474
10/01/2033	5.000%	350,000	351,764
10/01/2034	5.000%	380,000	381,933
University of St. Thomas
Series 2019
10/01/2044	4.000%	2,750,000	2,459,703
Series 2022B
10/01/2052	5.000%	7,895,000	7,885,930
Total			38,591,658
Hospital 21.2%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	285,469
05/01/2051	5.000%	1,500,000	799,212
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2031	4.000%	1,450,000	1,411,269
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	9,790,006
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,001,505
09/01/2035	4.000%	1,500,000	1,392,118
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2044	5.000%	6,475,000	6,423,388
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	6,610,603
11/15/2038	4.000%	1,130,000	1,056,649
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,666,060
04/01/2041	5.000%	675,000	665,090
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2022
11/15/2057	5.000%	13,000,000	13,179,166
Revenue Bonds
Mayo Clinic
Series 2025A
11/15/2053	4.375%	5,000,000	4,837,751
City of Rochester(d)
Revenue Bonds
Mayo Clinic
Series 2025B (Mandatory Put 05/15/32)
11/15/2055	5.000%	3,000,000	3,259,960
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,000,045
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2037	4.000%	3,175,000	3,015,166
05/01/2046	5.000%	3,875,000	3,743,548
Series 2024
05/01/2054	5.000%	3,500,000	3,520,745
City of Wadena
Revenue Bonds
Wadena Cancer Center Project
Series 2024
12/01/2045	5.000%	1,900,000	1,924,567
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,091,318

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	1,000,000	928,120
02/15/2043	5.000%	1,615,000	1,591,398
02/15/2048	4.250%	1,000,000	904,294
02/15/2048	5.000%	1,300,000	1,263,575
02/15/2058	5.000%	6,000,000	5,713,864
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	347,557
06/15/2038	4.000%	375,000	369,494
06/15/2039	4.000%	225,000	219,308
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,486,364
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,134,592
11/15/2037	4.000%	600,000	558,475
11/15/2043	4.000%	3,000,000	2,556,641
HealthPartners Obligation Group
Series 2015
07/01/2035	4.000%	5,000,000	4,872,470
Minnesota Agricultural & Economic Development Board
Revenue Bonds
HealthPartners Obligated Group
Series 2024
01/01/2054	5.250%	5,250,000	5,386,368
Total			101,006,155
Joint Power Authority 2.7%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	250,843
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2035	5.000%	170,000	173,271
01/01/2036	5.000%	180,000	183,263
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2041	5.000%	2,550,000	2,569,640
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,743,643
Total			12,920,660
Local Appropriation 2.4%
City of Marshall
Revenue Bonds
Series 2024A
02/01/2041	5.125%	540,000	529,510
02/01/2045	5.375%	725,000	708,022
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,001,279
02/01/2042	4.000%	5,250,000	4,801,229
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2039	3.000%	565,000	486,140
Series 2020C
02/01/2040	2.500%	4,285,000	3,198,040
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	539,622
Total			11,263,842
Local General Obligation 24.9%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	3,913,815
Becker Independent School District No. 726(e)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	801,082
02/01/2038	0.000%	1,335,000	755,091
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	870,306
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,805,053
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,433,477
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,437,251
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	884,085
02/01/2040	3.000%	1,000,000	828,198
02/01/2041	3.000%	1,230,000	1,003,238
Duluth Independent School District No. 709(e)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	778,199
02/01/2033	0.000%	1,075,000	731,146
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,467,240
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	5,766,830
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,066,410
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	995,916
02/01/2033	0.000%	2,140,000	1,558,196
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	1,839,520
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	1,879,637
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,914,669
02/01/2039	2.250%	2,580,000	1,898,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,086,791
02/01/2040	3.000%	2,515,000	2,123,345
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,464,072
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,616,110
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,151,850
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,627,046
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	999,331
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	4,889,833
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,001,720
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,787,090
02/01/2036	3.000%	1,000,000	912,395
02/01/2037	3.000%	1,035,000	911,159
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,161,638
02/01/2033	0.000%	2,585,000	1,819,056
02/01/2034	0.000%	1,500,000	999,942

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,671,663
South Washington County Independent School District No. 833
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,352,668
02/01/2044	4.000%	3,000,000	2,814,189
Stillwater Independent School District No. 834
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	6,746,819
02/01/2043	4.000%	2,275,000	2,204,765
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,550,365
02/01/2039	0.000%	2,175,000	1,089,996
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	637,163
02/01/2036	3.000%	470,000	420,375
02/01/2037	3.000%	500,000	440,577
02/01/2038	3.000%	1,000,000	867,010
02/01/2039	3.000%	1,000,000	850,355
Total			118,824,832
Multi-Family 3.8%
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,739,387	1,869,145
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,493,455
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,563,623	3,518,632
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,000,157
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency
Revenue Bonds
Heart of the City Apartments Project
Series 2024 (FNMA)
05/01/2043	4.200%	1,500,000	1,384,031
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	4,870,754	3,708,738
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,369,892
Total			18,344,050
Municipal Power 0.4%
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	3,090,000	1,714,950
Nursing Home 2.2%
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	385,000	384,047
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,551,328
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,517,898
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	808,302
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,069,320
05/01/2048	5.125%	6,250,000	5,151,758
Total			10,482,653
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	466,369
08/01/2033	3.000%	500,000	458,870
08/01/2034	3.125%	850,000	773,752
08/01/2035	3.125%	800,000	720,308
Series 2020A
12/01/2036	5.000%	1,580,000	1,609,442
Total			4,028,741
Other Utility 1.3%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	883,081
10/01/2032	4.000%	800,000	805,738
10/01/2033	4.000%	655,000	658,043
Series 2017B
10/01/2037	4.000%	800,000	784,783
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,214,254
Series 2024-1
10/01/2046	5.000%	1,120,000	1,138,493
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	862,664
Total			6,347,056
Refunded / Escrowed 0.7%
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,521,261
11/15/2044	5.000%	1,000,000	1,008,504
Total			3,529,765
Retirement Communities 6.0%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	932,832
11/01/2046	5.000%	1,500,000	1,295,252
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,449,848
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	378,730
09/01/2061	4.000%	870,000	626,037
City of Bethel Housing and Health Care Facilities
Refunding Revenue Bonds
Ecumen Obligated Group
Series 2024
03/01/2054	6.250%	1,250,000	1,186,936
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	380,049
08/01/2048	4.000%	500,000	344,775
City of Landfall Village
Revenue Bonds
Pines of Richfield Project (The)
Series 2024
08/01/2034	5.250%	1,250,000	1,216,074
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,011,378
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	852,272
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,504,285
10/01/2047	5.000%	2,000,000	1,901,699
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,228,594
08/01/2053	5.000%	600,000	469,609
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,941,297

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,694,989
09/01/2042	5.000%	875,000	788,576
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,289,080
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	256,341
09/01/2037	4.250%	300,000	278,063
09/01/2042	5.000%	1,000,000	966,386
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,514,600
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,345,022
Total			28,852,724
Sales Tax 1.5%
City of St. Paul Sales & Use Tax
Refunding Revenue Bonds
Neighborhood and Economic Development Projects
Series 2024
11/01/2042	5.000%	2,000,000	2,108,991
Commonwealth of Puerto Rico(e),(f)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,046,818	641,176
Subordinated Series 2022
11/01/2043	0.000%	766,041	457,709
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	12,501,000	2,952,148
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	954,781
Total			7,114,805
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 5.0%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	15,000	15,002
Minnesota Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	496,712	443,329
06/01/2049	3.150%	682,014	593,659
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,673,187	1,403,729
Series 2020B (GNMA)
01/01/2044	2.800%	2,950,000	2,132,865
Series 2020E (GNMA)
07/01/2044	2.700%	2,220,000	1,592,750
Series 2020G
01/01/2051	2.550%	3,445,000	2,127,602
Series 2021H
07/01/2041	2.350%	1,680,000	1,190,856
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	2,847,203
Series 2021H
01/01/2046	2.550%	5,580,000	3,743,683
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,704,131
Series 2023B (GNMA)
07/01/2043	4.300%	2,895,000	2,883,023
Series 2023D (GNMA)
07/01/2043	4.500%	2,980,000	2,986,585
Total			23,664,417
Special Non Property Tax 0.8%
State of Minnesota Department of Iron Range Resources and Rehabilitation
Revenue Bonds
Series 2024A
10/01/2044	5.000%	3,670,000	3,881,135
State General Obligation 3.3%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,456,626
Series 2021B
09/01/2040	2.000%	5,000,000	3,464,040
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023A
08/01/2040	5.000%	1,755,000	1,905,746
08/01/2041	5.000%	2,000,000	2,157,399
Series 2023B
08/01/2043	4.000%	7,000,000	6,789,519
Total			15,773,330
Student Loan 0.7%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,425,459
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,077,479
Total			3,502,938
Total Municipal Bonds (Cost $519,803,629)			470,176,754

Money Market Funds 0.8%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.053%(h)	3,711,397	3,711,768
Total Money Market Funds (Cost $3,711,397)		3,711,768
Total Investments in Securities (Cost: $523,515,026)		473,888,522
Other Assets & Liabilities, Net		3,499,318
Net Assets		477,387,840
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $6,108,523, which represents 1.28% of total net assets.

(d)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2025.

(e)	Zero coupon bond.
(f)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2025, the total value of these securities amounted to $6,720,764, which represents 1.41% of total net assets.

(g)	Represents a security in default.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Minnesota Tax-Exempt Fund  | 2025

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3QT199_07_R01_(06/25)